SHARE-BASED PAYMENTS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Activity Under the Share Option Scheme

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	61,760,202	0.07	0.87	6.61	0.98
Granted	8,417,040	0.07	0.18
Forfeited	(8,985,112)	0.07	0.99
Exercised	(11,643,164)	0.07	0.54
Outstanding, June 30, 2022 (unaudited)	49,548,966	0.07	0.84	6.37	0.22
Vested and expected to vest at June 30, 2022 (unaudited)	49,548,966	0.07	0.84	6.37	0.22
Exercisable at June 30, 2022 (unaudited)	29,571,662	0.07	0.50	5.60	0.22

Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme

	Number of	Weighted-average
	shares	grant date fair value
		US$
Outstanding, December 31, 2021	57,987,266	1.32
Granted	10,309,125	0.73
Cancelled	(4,136,945)	2.09
Vested	(3,656,739)	1.34
Forfeited	(5,176,536)	1.73
Outstanding, June 30, 2022 (unaudited)	55,326,171	1.11
Expected to vest at June 30, 2022 (unaudited)	55,326,171	1.11

Schedule of assumptions used to estimate the fair value of the share options

For the six months ended June 30
	2021	2022
	(unaudited)	(unaudited)
Risk-free rate	1.13%-1.62%	1.75%-2.00%
Expected volatility range	36.47%-38.03%	35.62%-42.06%
Exercise multiple	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$3.04-US$3.49	US$0.33-US$0.73

For the nine months ended September 30,
	2021	2022
	(unaudited)	(unaudited)
Risk-free rate	1.13%-1.62%	1.75%-2.93%
Expected volatility range	36.28%-38.03%	35.62%-46.22%
Exercise multiple	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$1.97-US$3.49	US$0.24-US$0.73

Summary of acquisition date fair value of each share-based award is estimated

2021
Risk-free rate	0.21%
Expected volatility	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	RMB23.00

Summary of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Cost of revenues	8,460	6,828	1,019
Selling and marketing expenses	38,844	42,956	6,413
General and administrative expenses	70,600	101,833	15,204
Research and development expenses	81,301	55,122	8,229
	199,205	206,739	30,865

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(1,110,786)	(2,149,306)	(302,143)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	3,377,952,450	3,654,601,335	3,654,601,335
Basic and diluted loss per share	(0.33)	(0.59)	(0.08)

2013 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	27,868,420	0.83	0.31	7.99	0.22
Forfeited	(478,400)	0.87	0.30	—	—
Outstanding, June 30, 2022 (unaudited)	27,390,020	0.83	0.31	7.50	—
Vested and expected to vest at June 30, 2022 (unaudited)	27,390,020	0.83	0.31	7.50	—
Exercisable at June 30, 2022 (unaudited)	9,908,740	0.83	0.31	7.50	—

2021 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	—	—	—	—	—
Granted	85,590,755	0.01	0.38
Exercised	(1,736,106)	0.01	0.32
Forfeited	(10,342,579)	0.01	0.40
Outstanding, June 30, 2022 (unaudited)	73,512,070	0.01	0.38	9.69	0.29
Vested and expected to vest at June 30, 2022 (unaudited)	73,512,070	0.01	0.38	9.69	0.29
Exercisable at June 30, 2022 (unaudited)	3,594,126	0.01	0.32	9.70	0.29